Investment property - Summary of sensitivity analysis in valuation of investment property (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 22,842	S/ 3,839
Decrease	S/ (21,966)	(3,837)
Long-term inflation
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 20,633	15,836
Decrease	S/ (19,874)	(15,404)
Discount rate
Disclosure of detailed information about investment property [line items]
Increase	0.50%
Decrease	0.50%
Increase	S/ (70,400)	(56,868)
Decrease	S/ 83,611	S/ 66,193